Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of reclassifications or changes in presentation
The following table summarizes the amounts revised in the consolidated statements of comprehensive income for the year ended December 31, 2017:

($ millions)	2017
Oil and gas sales - previously reported	3,303.1
Purchased product sales	(27.0)
Purchased product	27.8
Oil and gas sales - revised	3,303.9